Submission	Nov. 23, 2025
Submission [Line Items]
Central Index Key	0001993097
Registrant Name	3 E NETWORK TECHNOLOGY GROUP LIMITED
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A